Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

Subsequent to December 31, 2010, Gores satisfied the $10,000 Gores equity commitment by purchasing 1,186 shares of common stock at a per share price of $8.43, calculated in accordance with the trailing 30-day weighted average of our common stock's closing price, pursuant to the purchase agreement, dated August 17, 2010, between Gores and us. Gores percentage ownership after this purchase is approximately 76.4% (see Note 4 - Related Parties, Note 9 - Debt and Note 11 - Stockholders' (Deficit) Equity - Common and Preferred Stock).

On April 12, 2011, we entered into an amendment to our debt agreements with our lenders because our projections indicated that we would likely not attain sufficient Adjusted EBITDA (as defined in our lender agreements) to comply with our then existing debt leverage covenants in certain fiscal quarters of 2011. As a result of negotiations with our lenders, we entered into a waiver and fourth amendment to the Securities Purchase Agreement which resulted in our previously existing maximum senior leverage ratios (expressed as the principal amount of Senior Notes over our Adjusted EBITDA (as defined in our lender agreements) measured on a trailing, four-quarter basis) of 11.25, 11.0 and 10.0 times for the first three quarters of 2011 being replaced by a covenant waiver for the first quarter of 2011 and minimum LTM EBITDA thresholds of $4,000 and $7,000, for the second and third quarters of 2011. Debt leverage covenants for the last quarter of 2011 and the first two quarters in 2012 (the Senior Notes mature on October 15, 2012) remain unchanged. The quarterly debt leverage covenants that appear in the Credit Agreement (governing the Senior Credit Facility) were also amended to reflect a change to minimum LTM EBITDA thresholds and maintain the additional 15% cushion that exists between the debt leverage covenants applicable to the Senior Credit Facility and the corresponding covenants applicable to the Senior Notes. By way of example, the minimum LTM EBITDA thresholds of $4,000 and $7,000 for the second and third quarters of 2011 in the Securities Purchase Agreement (applicable to the Senior Notes) are $3,400 and $5,950, respectively, in the Credit Agreement (governing the Senior Credit Facility). In connection with this amendment, Gores agreed to fully subordinate the Senior Notes it holds (approximately $10,222 which is listed under “due to Gores”) to the Senior Notes held by the non-Gores holders, including in connection with any future pay down of Senior Notes from the proceeds of any asset sale), a 5% leverage fee will be imposed effective October 1, 2011 and we agreed to report the status of any M&A discussions/activity on a bi-weekly basis. Notwithstanding the foregoing, if at any time, the Company provides satisfactory documentation to its lenders that its debt leverage ratio for any LTM period complies with the following debt covenant levels for the five quarters beginning on June 30, 2011: 5.00, 5.00, 4.50, 3.50 and 3.50, and provided more than 50% of the outstanding amount of non-Gores Senior Notes (i.e., Senior Notes held by the non-Gores holders) shall have been repaid as of such date, then the 5% leverage fee would be eliminated on a prospective basis. The foregoing levels represent the same covenant levels set forth in the Second Amendment to the Securities Purchase Agreement entered into on March 30, 2010, except that the debt covenant level for June 30, 2011 was 5.50 in the Second Amendment. As part of the waiver and fourth amendment, the Company agreed it would need to comply with a 5.00 covenant level on June 30, 2011, on an LTM basis, for the 5% leverage fee to be eliminated. The 5% leverage fee will be equal to 5% of the Senior Notes outstanding for the period beginning October 1, 2011, and shall accrue on a daily basis from such date until the fee amount is paid in full. The fee shall be payable on the earlier of maturity (July 15, 2012) or the date on which the Senior Notes are paid. Interest shall accrue on such fee beginning October 1, 2011 until such amount is paid in full. Accrued and unpaid leverage fee amounts shall be added to the principal amount of the Senior Notes at the end of each calendar quarter (as is the case with PIK interest on the Senior Notes which accretes to the principal amount on a quarterly basis).

On July 29, 2011, we signed and closed the sale of our 24/7 formats for $4,950 by entering into an Asset Purchase Agreement with Excelsior Radio Networks, LLC (“Excelsior”). This transaction was effected pursuant to the exercise by Excelsior of its call option under the Management Agreement entered into between Westwood One Radio Networks, Inc., one of our wholly-owned subsidiaries, and Excelsior Radio Networks, Inc. (predecessor of Excelsior) on May 23, 2006. Under the Management Agreement, we engaged Excelsior as our exclusive representative with respect to the day-to-day operations of the 24/7 formats in exchange for an annual license fee.

On July 30, 2011, we, Radio Network Holdings, LLC, a Delaware corporation and a newly formed wholly-owned subsidiary of ours (“RNH”), and Verge Media Companies, Inc., a Delaware corporation (“Verge”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, Verge will merge with and into RNH, with RNH surviving as a wholly-owned subsidiary of us (the “Merger”). The Merger Agreement and the consummation of the transactions contemplated thereby, including the Merger, have been approved by our Board of Directors, the Verge Board of Directors, and by us, in our capacity as sole member of RNH. In addition, in connection with the Merger Agreement, Gores, as owner of 76.2% of our common stock, delivered to Verge a written consent approving the Merger Agreement. Completion of the Merger is subject to customary conditions, including, among others: (1) completion of the debt financing for the transaction, (2) receipt of required regulatory approvals, (3) the absence of legal impediments to the Merger, (4) the expiration or early termination of the waiting period applicable to the Merger under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and any required approvals thereunder, (5) the absence of certain material adverse changes or events, (6) the accuracy of the other party's representations and warranties and (7) there not being holders of more than 3% of the outstanding shares of Verge common stock properly exercising appraisal rights.

The Merger Agreement may be terminated by (1) mutual consent of Westwood and Verge, (2) Westwood or Verge if the Merger has not be completed by October 28, 2011, (3) Westwood or Verge if the Merger has been permanently enjoined or declared illegal, (4) Westwood or Verge upon certain breaches of the Merger Agreement by the other party or (5) by Westwood if it receives a unsolicited Superior Proposal (as defined in the Merger Agreement) on or before August 26, 2011 and Westwood's board of directors believes it is required to terminate the Merger Agreement pursuant to its fiduciary duties.

If the Merger is completed we will issue approximately 34.4 million shares of our unregistered Class B common stock to Verge's stockholders, and Verge's stockholders are expected to hold approximately 59% of the common stock of the combined company after the Merger. This expectation is based on preliminary estimates which may materially change. The proposed merger will be accounted for as reverse acquisition. If the Board elects to terminate the Merger Agreement because we receive an unsolicited superior proposal and other conditions related there to are met, we will owe a significant termination fee to Verge and we will not recognize the anticipated benefits of the Merger.

On July 22, 2011, we entered into a seventh amendment to our Credit Agreement for the sole purpose of eliminating provisions with respect to the Sponsor Letter of Credit (as defined in the Credit Agreement), which is the letter of credit that was previously required to be posted by Gores in connection with its guaranty of the Credit Facility.

On August 30, 2011, we entered into an Eighth Amendment to our Credit Agreement and Seventh Amendment to our Securities Purchase Agreement, each for the sole purpose of extending the maturity date of the debt represented by each such agreement from July 15, 2012 to October 15, 2012.  The Senior Notes held by Gores were also amended to reflect the October 15, 2012 maturity date.

On August 2, 2011, we repaid $8,000 of our revolving credit facility leaving an outstanding balance of $7,000 thereunder as of such date.